Mar-24-05 02:16pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-430 P.002/003 F-221

Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

1-32486

NYSE

05048790

RECD S.E.C.
MAR 2 4 2005

March 24, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, MADISON STRATEGIC SECTOR PREMIUM FUND, Common Shares of Beneficial Interest. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on March 24, 2005. Tentative listing date – Not yet determined.

Sincerely,

[signature]

PROCESSED
MAY 1 6 2005
THOMSON
FINANCIAL